Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill (Details) [Line Items]
Reporting Unit, Hypothetical Decrease In Terminal Growth Rate	1.00%
Hypothetical increase to discount rate	0.50%
Hypothetical decrease in terminal growth rate, impairment loss	$ 4,000,000
Hypothetical increase to discount rate, impairment loss	$ 3,000,000
Stratasys-Objet reporting unit [Member]
Goodwill (Details) [Line Items]
Carrying amount	5.00%	3.00%	34.00%
Reporting Unit, Amount of Fair Value in Excess of Carrying Amount	$ 101,600,000	$ 99,100,000	$ 100,000,000.0